GOODWILL AND INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 2,960	¥ 19,176	¥ 23,061	¥ 29,669
Impairment loss on intangible assets		0	0	0
Acquired Finite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 2,960	¥ 19,176	¥ 23,061	¥ 29,669